15007577

Nasdaq
805 King Farm Blvd
Rockville, MD 20850

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

JUN 10 2015

Washington, DC 20549
CERT NAS
File No. 001-11001

By Electronic Mail

June 10, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on June 10, 2015 The Nasdaq Stock Market (the "Exchange") received from Frontier Communications Corporation (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

11.125% Mandatory Convertible Preferred Stock, Series A

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery